PENSION AND OTHER RETIREMENTS BENEFITS - Net Periodic Cost Not yet Recognized (Details) - Pension Plan - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure
Prior service cost	$ 0	$ 169	$ 201
Net actuarial (gain) loss	(620)	13,997	12,362
Net amount recorded in AOCI	$ (620)	$ 14,166	$ 12,563